Interest-Bearing Loans and Borrowings - Summary of Terms and Debt Repayment (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	$ 116,382	$ 122,559
Secured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	502	862
Commerical Paper [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	1,870	2,053
Unsecured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	892	9,662
Unsecured Bond [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	112,837	109,627
Unsecured Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	68	121
Finance Lease Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	213	234
Less than 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	7,433	8,618
Less than 1 year [Member] | Secured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	272	652
Less than 1 year [Member] | Commerical Paper [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	1,870	2,053
Less than 1 year [Member] | Unsecured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	739	1,396
Less than 1 year [Member] | Unsecured Bond [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	4,510	4,481
Less than 1 year [Member] | Unsecured Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	15	10
Less than 1 year [Member] | Finance Lease Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	27	26
1-2 years [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	10,253	6,582
1-2 years [Member] | Secured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	128	107
1-2 years [Member] | Unsecured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	122	195
1-2 years [Member] | Unsecured Bond [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	9,956	6,234
1-2 years [Member] | Unsecured Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	18	20
1-2 years [Member] | Finance Lease Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	29	26
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	9,465	10,195
2-3 years [member] | Secured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	18	26
2-3 years [member] | Unsecured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	31	91
2-3 years [member] | Unsecured Bond [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	9,389	10,032
2-3 years [member] | Unsecured Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	7	15
2-3 years [member] | Finance Lease Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	20	31
2-5 years [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	18,500	26,766
2-5 years [Member] | Secured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	33	21
2-5 years [Member] | Unsecured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment		7,980
2-5 years [Member] | Unsecured Bond [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	18,441	18,697
2-5 years [Member] | Unsecured Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	3	22
2-5 years [Member] | Finance Lease Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	23	46
Greater than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	70,731	70,398
Greater than 5 years [Member] | Secured Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	51	56
Greater than 5 years [Member] | Unsecured Bond [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	70,541	70,183
Greater than 5 years [Member] | Unsecured Other Loans [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	25	54
Greater than 5 years [Member] | Finance Lease Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Terms and debt repayment	$ 114	$ 105